Document and Entity Information	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2025
Entity File Number	001-35929
Entity Registrant Name	National Research Corporation
Entity Central Index Key	0000070487
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0634000
Entity Address, Address Line One	1245 Q Street
Entity Address, City or Town	Lincoln
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68508
City Area Code	402
Local Phone Number	475-2525
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	$.001 Par Value Common Stock
Trading Symbol	NRC
Security Exchange Name	NASDAQ